Acquisitions (Purchase Consideration) (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 05, 2018	Nov. 17, 2017	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017	Dec. 31, 2018	Dec. 01, 2017
Business Acquisition [Line Items]
Discontinued Operation, Amounts of Material Contingent Liabilities Remaining			$ 116	$ 116
Assets Held-for-sale, Not Part of Disposal Group, Current, Other	$ 80
Total purchase consideration, net of cash acquired			16,033	4,800	$ 40
Goodwill			36,714	26,913	24,706
Proceeds from disposals of property, plant and equipment			88	239	$ 441
CA Technologies, Inc.
Business Acquisition [Line Items]
Revenues			3,377
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	240
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	1,665
Cash paid for outstanding common stock	18,402
Cash paid by Broadcom to retire term loan	274
Cash paid for equity awards	101
Fair value of partially vested assumed equity awards	67
Total purchase consideration	18,844
Less: cash acquired	2,750
Total purchase consideration, net of cash acquired	16,094
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	23,746
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other	1,966
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt	2,255
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	3,431
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	7,652
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	16,094
Goodwill	$ 9,796
Brocade Communications Systems, Inc.
Business Acquisition [Line Items]
Revenues				1,780
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		$ 82
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets		1,297
Cash paid for outstanding common stock		5,298
Cash paid by Broadcom to retire term loan		701
Cash paid for equity awards		31
Fair value of partially vested assumed equity awards		8
Total purchase consideration		6,038
Less: cash acquired		1,250
Total purchase consideration, net of cash acquired		4,788
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets		6,962
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt		856
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		374
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		38
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		906
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		2,174
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		4,788
Goodwill		$ 2,187
Proceeds from disposals of property, plant and equipment				224
Selling, general and administrative expense | CA Technologies, Inc.
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs			$ 73
Selling, general and administrative expense | Brocade Communications Systems, Inc.
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs				$ 29
Veracode Inc.
Business Acquisition [Line Items]
Disposal Group, Including Discontinued Operation, Consideration						$ 950
Ruckus Wireless and ICX Switch
Business Acquisition [Line Items]
Disposal Group, Including Discontinued Operation, Consideration							$ 800
Discontinued Operation, Amounts of Material Contingent Liabilities Remaining							$ 116